PAYMENTS MADE UNDER PROTEST - Narrative (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Payments made under protest [abstract]
Municipality interest rate on borrowings	11.80%	11.68%
Discount period	Jun. 30, 2027	Jun. 30, 2024
Summon, first [member]
Disclosure of contingencies [line items]
Summonses	R 74.0
Summon, second [Member]
Disclosure of contingencies [line items]
Summonses	R 31.6